(9) DEFERRED TAX ASSETS AND LIABILITIES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Social contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Actuarial losses (gains)	R$ 313,243	R$ (166,857)	R$ 527,436
Effects of asset ceiling	6,617	21,399	(8,738)
Basis of calculation	R$ 319,860	R$ (145,458)	R$ 518,698
Statutory rate	9.00%	9.00%	9.00%
Calculated taxes	R$ (28,787)	R$ 13,092	R$ (46,683)
Limitation on recognition (reversal) of tax credits	7,325	0	13,720
Taxes recognized in other comprehensive income	(21,462)	13,092	(32,962)
Income tax [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Actuarial losses (gains)	313,243	(166,857)	527,436
Effects of asset ceiling	6,617	21,399	(8,738)
Basis of calculation	R$ 319,860	R$ (145,458)	R$ 518,698
Statutory rate	25.00%	25.00%	25.00%
Calculated taxes	R$ (79,965)	R$ 36,365	R$ (129,675)
Limitation on recognition (reversal) of tax credits	20,347	0	38,112
Taxes recognized in other comprehensive income	R$ (59,618)	R$ 36,365	R$ (91,562)